Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 11 – ACCRUED LIABILITIES AND OTHER PAYABLES

At December 31, 2019 and 2018, accrued liabilities and other payables consisted of the following:

	December 31,	December 31,
	2019	2018
Current
Accrued payroll	$1,213,886	$535,181
VAT payable	1,890,797	2,200,654
Individual tax payable	212,943	205,917
Other loans (1)	1,282,103	4,322,106
Advertising payable (2)	17,594,997	18,902,385
Other payable	1,502,417	2,073,234
	$23,697,143	$28,239,477
Non-current
Other loans (3)	$32,938,926	$244,755

(1)	Other loans primarily consist of loans from third parties for working capital purposes, which are unsecured, interest-free and payable on various date from November 15, 2020 to December 31, 2020.

(2)	Advertising payable represents the payments owed to the vendors that provide advertising activities for the Company to promote the Luokuang mobile application.

(3)

Non-current other loan

On November 13, 2019, the Company entered into a Share Subscription Agreement with Geely Technology to issue 21,794,872 preferred shares at a purchase price of $1.95 per share for an aggregate purchase price of $42,500,000. Per the terms of the agreement and in accordance with ASC Topic 480-10, the Company recognized $32,910,257 as loan. The Company received $21,743,857 as of December 31, 2019 and the remaining amount was received in January 2020. Geely Technology may request the repayment after November of 2020, under such circumstance, the Company shall pay it back in January of 2021.